Borrowings (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Residential mortgages carrying amount	$ 165,546,000	$ 168,199,000
Residential mortgages available borrowings	90,868,000	$ 100,860,000
Repurchase agreement additional liquidity	$ 10,000,000